                                   SUPPLEMENT
                             DATED AUGUST 18, 2006
              TO THE CLASS IA SHARES PROSPECTUS (THE "PROSPECTUS")
                 FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2006
         (INVESTMENT OPTIONS WITHIN UNION SECURITY VARIABLE ANNUITIES)

This supplement amends the Prospectus of the Hartford HLS Funds dated May 1,
2006.

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and HL Investment Advisors, LLC ("HL Advisors"), the Funds' investment manager, and the sub-advisory agreements between HL Advisors and the Companies' sub-advisers. In connection with this approval, HL Advisors agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees with respect to certain Funds. In addition, HL Advisors determined to discontinue the voluntary management fee waivers in place for certain Funds. Accordingly, the following changes are being made to the
Prospectus:

HARTFORD BLUE CHIP STOCK HLS FUND

Effective January 1, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Accordingly, as of January 1, 2007, under the heading "Hartford Blue Chip Stock HLS Fund, Your Expenses," on page 8 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                               CLASS IA
-------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price  Not applicable
Maximum deferred sales charge (load)                           Not
                                                               applicable
Exchange fees                                                  None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees(1)                                             0.83%
Distribution and service (12b-1) fees                          None
Other expenses                                                 0.03%
Total operating expenses                                       0.86%

(1) Effective January 1, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.88% to 0.83%. In addition, effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, the management fee is 0.78% and the total annual operating expenses are 0.81%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         CLASS IA
--------------------------------------------------------------------------------
EXPENSES
(with or without redemption)
Year 1                                                        $88
Year 3                                                       $274
Year 5                                                       $477
Year 10                                                    $1,061

HARTFORD CAPITAL OPPORTUNITIES HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "Hartford Capital Opportunities HLS Fund, Your Expenses," on page 14 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and the total annual operating expenses are 0.86%.

HARTFORD EQUITY INCOME HLS FUND

As of January 1, 2007, the voluntary management fee waiver in place for the fund has been discontinued. Accordingly, as of January 1, 2007, under the heading "Hartford Equity Income HLS Fund, Your Expenses," on page 22 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted.

HARTFORD FOCUS HLS FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund has been discontinued. Accordingly, as of November 1, 2006, under the heading "Hartford Focus HLS Fund, Your Expenses," on page 26 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted.

HARTFORD HIGH YIELD HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "Hartford High Yield HLS Fund, Your Expenses," on page 43 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and the total annual operating expenses are 0.72%.

HARTFORD INDEX HLS FUND

Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Accordingly, as of November 1, 2006, under the heading "Hartford Index HLS Fund, Your Expenses," on page 46 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                               CLASS IA
-------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price  Not applicable
Maximum deferred sales charge (load)                           Not
                                                               applicable
Exchange fees                                                  None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees(1)                                             0.30%
Distribution and service (12b-1) fees                          None
Other expenses                                                 0.02%
Total operating expenses                                       0.32%

(1) Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          CLASS IA
--------------------------------------------------------------------------------
EXPENSES
(with or without redemption)
Year 1                                                        $33
Year 3                                                       $103
Year 5                                                       $180
Year 10                                                      $406

HARTFORD LARGECAP GROWTH HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "Hartford Large Cap Growth HLS Fund, Your Expenses," on page 61 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.80% and the total annual operating expenses are 0.86%.

HARTFORD MIDCAP STOCK HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "Hartford MidCap Stock HLS Fund, Your Expenses," on page 64 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and the total annual operating expenses are 0.81%.

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the fund. Accordingly, effective January 1, 2007, under the heading "Hartford Money Market HLS Fund, Your Expenses," on page 67 of the Prospectus, the following footnote 1 is added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

REVISED MANAGEMENT FEE SCHEDULES AND MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

HARTFORD INDEX HLS FUND

Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Accordingly, effective November 1, 2006, the fee schedule for Hartford Index HLS Fund listed on page 100 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                            ANNUAL RATE
--------------------------------------------------------------------------------
First $2 billion                                           0.300%
Next $3 billion                                            0.200%
Next $5 billion                                            0.180%
Amount Over $10 billion                                    0.170%

HARTFORD BLUE CHIP STOCK HLS FUND

Effective January 1, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Accordingly, effective January 1, 2007, the fee schedule for Hartford Blue Chip Stock HLS Fund listed on page 99 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

BLUE CHIP STOCK HLS FUND(2)

DAILY NET ASSETS                                                    ANNUAL RATE
--------------------------------------------------------------------------------
First $100 million                                         0.850%
Amount Over $100 million                                   0.800%

(2) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, the footnote to the management fee schedule for Hartford Capital Opportunities HLS Fund listed on page 99 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

(3) HL Advisors has voluntarily agreed to waive 0.20% of its management fees until December 31, 2007.

HARTFORD EQUITY INCOME HLS FUND

As of January 1, 2007, the voluntary management fee waiver in place for the fund has been discontinued. Accordingly, as of January 1, 2007, the footnote to the management fee schedule for Hartford Equity Income HLS Fund listed on page 100 of the Prospectus, under the heading "Management Fees," is deleted.

HARTFORD FOCUS HLS FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund has been discontinued. Accordingly, as of November 1, 2006, the footnote to the management fee schedule for Hartford Focus HLS Fund listed on page 100 of the Prospectus, under the heading "Management Fees," is deleted.

HARTFORD HIGH YIELD HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, the footnote to the management fee schedule for Hartford High Yield HLS Fund listed on page 100 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

(4) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until October 31, 2007.

HARTFORD LARGECAP GROWTH HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, the footnote to the management fee schedule for Hartford LargeCap Growth HLS Fund listed on page 100 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

(5) HL Advisors has voluntarily agreed to waive 0.10% of its management fees until December 31, 2007.

HARTFORD MIDCAP STOCK HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, the footnote to the management fee schedule for Hartford MidCap Stock HLS Fund listed on page 100 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

(6) HL Advisors has voluntarily agreed to waive 0.20% of its management fees until December 31, 2007.

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the fund. Accordingly, effective January 1, 2007, the following footnote is added to the management fee schedule for Hartford Money Market HLS Fund listed on page 101 of the Prospectus, under the heading "Management Fees":

(7) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5828